Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,860,380.00
Previously Paid Amount	0.00
Total Fee Amount	6,747.62
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 6,747.62
Narrative - Max Aggregate Offering Price	$ 48,860,380.00
Final Prospectus	true